JPMorgan Mid Cap Equity Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan Mid Cap Equity Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,808
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 861